Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 15,641	$ 5,309
Restricted deposits	168	300
Prepaid expenses and other current assets	764	458
Total current assets	16,573	6,067
LONG-TERM ASSETS:
Property and equipment, net	6,075	7,621
Operating lease right-of-use assets	2,295	1,597
Other long-term assets	277	87
Total long-term assets	8,647	9,305
Total assets	25,220	15,372
CURRENT LIABILITIES:
Trade payables	2,409	772
Accrued expenses and other current liabilities	2,566	1,971
Current maturities of long-term debt	6,787	4,003
Current maturities of operating lease liabilities	919	540
Total current liabilities	12,681	7,286
LONG-TERM LIABILITIES:
Long-term debt	634	6,379
Deferred revenues	2,548	2,548
Long-term operating lease liabilities	1,277	857
Other liabilities	396	398
Total long-term liabilities	4,855	10,182
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares, no par value - Authorized: 107,800,000 shares at December 31, 2024 and 2023, respectively; Issued and outstanding: 10,190,904 and 1,653,559 shares at December 31, 2024 and 2023, respectively
Additional paid-in capital	275,015	236,213
Accumulated deficit	(267,331)	(238,309)
Total shareholders’ equity (deficit)	7,684	(2,096)
Total liabilities and shareholders’ equity (deficit)	$ 25,220	$ 15,372